Expense Example, No Redemption - Permanent Portfolio - Class C	Jun. 01, 2021 USD ($)
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	$ 188
Expense Example, No Redemption, 3 Years	580
Expense Example, No Redemption, 5 Years	998
Expense Example, No Redemption, 10 Years	$ 2,163